Other Financial Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Ineffective portion recognized in profit or loss cash flow hedge valuation gain	₩ 11,825	₩ 2,711	₩ 4,181
Reclassified as accumulated other comprehensive income after tax	76,296
Retained earnings of attributable to owners	13,287,390	12,155,420
Disposal of investments in associates and joint ventures	10,880	₩ 24	₩ 16,930
Equity Instruments Listed [member]
Disclosure of detailed information about financial instruments [line items]
Retained earnings of attributable to owners	53,052
Disposal of investments in associates and joint ventures	₩ 206,840